Average Annual Total Returns	0 Months Ended
	Oct. 31, 2011
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Strategy Fund) | PIMCO Enhanced Short Maturity Strategy Fund
Average Annual Return:
1 Year	1.72%
Since Inception	1.53%
Inception Date	Nov. 16, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Strategy Fund) | PIMCO Enhanced Short Maturity Strategy Fund | Return After Taxes on Fund Distributions
Average Annual Return:
1 Year	1.36%	[1]
Since Inception	1.20%	[1]
Inception Date	Nov. 16, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Strategy Fund) | PIMCO Enhanced Short Maturity Strategy Fund | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.12%	[1]
Since Inception	1.11%	[1]
Inception Date	Nov. 16, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Enhanced Short Maturity Strategy Fund) | Citigroup 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.13%
Since Inception	0.13%
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Strategy Fund) | PIMCO Intermediate Municipal Bond Strategy Fund
Average Annual Return:
1 Year	3.78%
Since Inception	3.11%
Inception Date	Nov. 30, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Strategy Fund) | PIMCO Intermediate Municipal Bond Strategy Fund | Return After Taxes on Fund Distributions
Average Annual Return:
1 Year	2.87%	[1]
Since Inception	2.25%	[1]
Inception Date	Nov. 30, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Strategy Fund) | PIMCO Intermediate Municipal Bond Strategy Fund | Return After Taxes on Distributions and Sales of Fund Shares

Average Annual Return:
1 Year	2.46%	[1]
Since Inception	2.15%	[1]
Inception Date	Nov. 30, 2009
(Actively-Managed Exchange-Traded Funds) | (PIMCO Intermediate Municipal Bond Strategy Fund) | Barclays Capital 1-15 Year Municipal Bond Index(reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.97%
Since Inception	2.70%
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Fund) | PIMCO Broad U.S. TIPS Index Fund
Average Annual Return:
1 Year	6.15%
Since Inception	7.27%
Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Fund) | PIMCO Broad U.S. TIPS Index Fund | Return After Taxes on Fund Distributions
Average Annual Return:
1 Year	5.21%	[1]
Since Inception	6.36%	[1]
Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Fund) | PIMCO Broad U.S. TIPS Index Fund | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	3.99%	[1]
Since Inception	5.66%	[1]
Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO Broad U.S. TIPS Index Fund) | The BofA Merrill Lynch US Inflation-Linked Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.34%
Since Inception	7.39%
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Fund) | PIMCO 1-3 Year U.S. Treasury Index Fund
Average Annual Return:
1 Year	2.27%
Since Inception	1.86%
Inception Date	Jun. 01, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Fund) | PIMCO 1-3 Year U.S. Treasury Index Fund | Return After Taxes on Fund Distributions
Average Annual Return:
1 Year	1.98%	[1]
Since Inception	1.56%	[1]
Inception Date	Jun. 01, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Fund) | PIMCO 1-3 Year U.S. Treasury Index Fund | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	1.47%	[1]
Since Inception	1.41%	[1]
Inception Date	Jun. 01, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-3 Year U.S. Treasury Index Fund) | The BofA Merrill Lynch 1-3 Year US Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.35%
Since Inception	1.97%
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Fund) | PIMCO 1-5 Year U.S. TIPS Index Fund
Average Annual Return:
1 Year	3.54%
Since Inception	5.01%
Inception Date	Aug. 20, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Fund) | PIMCO 1-5 Year U.S. TIPS Index Fund | Return After Taxes on Fund Distributions
Average Annual Return:
1 Year	3.13%	[1]
Since Inception	4.52%	[1]
Inception Date	Aug. 20, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Fund) | PIMCO 1-5 Year U.S. TIPS Index Fund | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	2.30%	[1]
Since Inception	3.98%	[1]
Inception Date	Aug. 20, 2009
(Index Exchange-Traded Funds) | (PIMCO 1-5 Year U.S. TIPS Index Fund) | The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	3.75%
Since Inception	5.26%
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Fund) | PIMCO 15+ Year U.S. TIPS Index Fund
Average Annual Return:
1 Year	8.46%
Since Inception	9.09%
Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Fund) | PIMCO 15+ Year U.S. TIPS Index Fund | Return After Taxes on Fund Distributions
Average Annual Return:
1 Year	7.50%	[1]
Since Inception	8.14%	[1]
Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Fund) | PIMCO 15+ Year U.S. TIPS Index Fund | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.49%	[1]
Since Inception	7.18%	[1]
Inception Date	Sep. 03, 2009
(Index Exchange-Traded Funds) | (PIMCO 15+ Year U.S. TIPS Index Fund) | The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.61%
Since Inception	9.16%
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon US Treasury Index Fund) | PIMCO 25+ Year Zero Coupon US Treasury Index Fund
Average Annual Return:
1 Year	10.06%
Since Inception	(1.02%)
Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon US Treasury Index Fund) | PIMCO 25+ Year Zero Coupon US Treasury Index Fund | Return After Taxes on Fund Distributions
Average Annual Return:
1 Year	8.41%	[1]
Since Inception	(2.50%)	[1]
Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon US Treasury Index Fund) | PIMCO 25+ Year Zero Coupon US Treasury Index Fund | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	6.57%	[1]
Since Inception	(1.69%)	[1]
Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 25+ Year Zero Coupon US Treasury Index Fund) | The BofA Merrill Lynch Long US Treasury Principal STRIPS Index℠ (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	10.28%
Since Inception	(0.90%)
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Fund) | PIMCO 3-7 Year U.S. Treasury Index Fund
Average Annual Return:
1 Year	6.46%
Since Inception	4.74%
Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Fund) | PIMCO 3-7 Year U.S. Treasury Index Fund | Return After Taxes on Fund Distributions
Average Annual Return:
1 Year	5.35%	[1]
Since Inception	3.71%	[1]
Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Fund) | PIMCO 3-7 Year U.S. Treasury Index Fund | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	4.19%	[1]
Since Inception	3.44%	[1]
Inception Date	Oct. 30, 2009
(Index Exchange-Traded Funds) | (PIMCO 3-7 Year U.S. Treasury Index Fund) | The BofA Merrill Lynch 3-7 Year US Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.51%
Since Inception	4.79%
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Fund) | PIMCO 7-15 Year U.S. Treasury Index Fund
Average Annual Return:
1 Year	9.03%
Since Inception	5.43%
Inception Date	Sep. 10, 2009
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Fund) | PIMCO 7-15 Year U.S. Treasury Index Fund | Return After Taxes on Fund Distributions
Average Annual Return:
1 Year	7.24%	[1]
Since Inception	3.84%	[1]
Inception Date	Sep. 10, 2009
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Fund) | PIMCO 7-15 Year U.S. Treasury Index Fund | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	5.86%	[1]
Since Inception	3.70%	[1]
Inception Date	Sep. 10, 2009
(Index Exchange-Traded Funds) | (PIMCO 7-15 Year U.S. Treasury Index Fund) | The BofA Merrill Lynch 7-15 Year US Treasury Index℠ (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.35%
Since Inception	5.57%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.